Supplemental cash flow information (Details Textual) - Hoegh Grace [Member]	Dec. 31, 2017
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Revolving Credit Facility [Member]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%